Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Summary of depreciation of property, plant and equipment

Machinery equipment	10 years
Computer software	10 years
Electronic equipment	5 years
Office equipment	5 years
Motor vehicles	10 years
Buildings	5-20 years
Membrane cushion	3 years
Wastewater treatment system, except for membrane cushion	10 years
Leasehold improvements	The lesser of remaining lease term or 5 years